CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Revenues	₺ 35,558,521	₺ 26,478,009	₺ 24,792,125
Operating expenses
Cost of inventory sold	(24,788,674)	(20,723,995)	(19,437,507)
Shipping and packaging expenses	(3,323,926)	(2,629,327)	(3,129,641)
Payroll and outsource staff expenses	(3,504,010)	(2,949,586)	(2,615,881)
Advertising expenses	(2,427,752)	(2,908,700)	(4,862,066)
Technology expenses	(412,177)	(302,220)	(204,238)
Depreciation and amortization	(1,174,133)	(844,891)	(637,012)
Other operating income	478,979	129,600	262,337
Other operating expenses	(1,131,805)	(1,361,640)	(944,750)
Operating loss	(724,977)	(5,112,750)	(6,776,633)
Financial income	3,539,610	3,153,151	6,630,917
Financial expenses	(4,010,055)	(2,817,667)	(3,277,178)
Monetary gains/(losses)	1,270,956	(13,421)	92,814
Income/(loss) before income taxes	75,534	(4,790,687)	(3,330,080)
Income/(loss) for the year	₺ 75,534	₺ (4,790,687)	₺ (3,330,080)
Basic income/(loss) per share	₺ 0.23	₺ (14.70)	₺ (10.93)
Diluted income/(loss) per share	₺ 0.23	₺ (14.70)	₺ (10.93)
Other comprehensive loss: Items that will not be reclassified to profit or loss in subsequent period:
Actuarial losses arising on remeasurement of post-employment benefits	₺ (75,111)	₺ (23,041)	₺ (10,969)
Total comprehensive income/(loss) for the year	₺ 423	₺ (4,813,728)	₺ (3,341,049)